Related Party Balances and Transactions - Summary of Sales to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,778,640	¥ 1,449,927	¥ 876,736
Xiaomi Communication
Related Party Transaction [Line Items]
Sales to related parties	1,773,595	1,448,960
Xiaomi Technology
Related Party Transaction [Line Items]
Sales to related parties	2,072	711	872,890
Hefei HuaHeng
Related Party Transaction [Line Items]
Sales to related parties	730	¥ 256	¥ 3,846
Xiaomi Mobile
Related Party Transaction [Line Items]
Sales to related parties	925
Xiaomi Information
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,318